Schedule Of Convertible Debt (Details) (USD $)	6 Months Ended
Mar. 31, 2014
Senior Secured Convertible Debentures Schedule Of Convertible Debt 1	$ 10,000,000
Senior Secured Convertible Debentures Schedule Of Convertible Debt 2	0
Senior Secured Convertible Debentures Schedule Of Convertible Debt 3	(9,998,989)
Senior Secured Convertible Debentures Schedule Of Convertible Debt 4	0
Senior Secured Convertible Debentures Schedule Of Convertible Debt 5	1,011
Senior Secured Convertible Debentures Schedule Of Convertible Debt 6	0
Senior Secured Convertible Debentures Schedule Of Convertible Debt 7	(1,011)
Senior Secured Convertible Debentures Schedule Of Convertible Debt 8	0
Senior Secured Convertible Debentures Schedule Of Convertible Debt 9	0
Senior Secured Convertible Debentures Schedule Of Convertible Debt 10	$ 0